UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 1.0%
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (a)(b)	USD	650	$536,250
SLM Student Loan Trust, Series 2004-B, Class A2, 0.45%, 6/15/21 (b)		543	528,064

Total Asset-Backed Securities – 1.0%			1,064,314

Corporate Bonds
Aerospace & Defense — 1.9%
BE Aerospace, Inc., 8.50%, 7/01/18		560	618,100
Bombardier, Inc., 7.75%, 3/15/20 (a)		720	810,000
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18		150	154,500
7.13%, 3/15/21		140	144,550
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		342	365,085
			2,092,235
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22		325	319,313
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17		335	352,602
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24		294	296,252
			968,167
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (a)		130	131,300
Icahn Enterprises LP:
7.75%, 1/15/16		200	207,500
8.00%, 1/15/18		500	516,250
			855,050
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17		460	503,700
Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		85	89,038
6.75%, 5/01/21		270	273,712
			362,750

Corporate Bonds	Par (000)		Value
Capital Markets — 4.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	USD	750	$826,011
E*Trade Financial Corp., 12.50%, 11/30/17 (c)(d)		350	418,250
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)		1,050	1,056,070
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)(c)		445	459,441
Morgan Stanley, 5.75%, 1/25/21		1,025	1,079,054
UBS AG:
2.25%, 1/28/14		375	379,725
5.88%, 7/15/16		650	715,930
			4,934,481
Chemicals — 0.5%
CF Industries, Inc., 7.13%, 5/01/20		210	246,225
Celanese US Holdings LLC, 5.88%, 6/15/21		140	148,400
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)		155	150,737
			545,362
Commercial Banks — 7.7%
Amsouth Bank, 4.85%, 4/01/13		200	198,404
Asciano Finance, 5.00%, 4/07/18 (a)		200	208,854
Associated Banc-Corp, 5.13%, 3/28/16		515	545,849
BNP Paribas:
3.60%, 2/23/16 (c)		1,020	1,036,367
7.20% (a)(b)(e)		300	280,500
Branch Banking & Trust Co. (b):
0.57%, 9/13/16		250	231,525
0.56%, 5/23/17		150	137,336
CIT Group, Inc.:
7.00%, 5/01/17		640	641,600
6.63%, 4/01/18 (a)		78	82,290
City National Corp., 5.25%, 9/15/20		550	574,141
Comerica, Inc., 3.00%, 9/16/15 (c)		550	557,499
Credit Agricole SA (a)(b)(c)(e):
6.64%		350	299,250
8.38%		350	360,500
Discover Bank, 8.70%, 11/18/19		300	371,261
HSBC Holdings Plc, 5.10%, 4/05/21 (c)		1,300	1,365,435
Regions Financial Corp.:
4.88%, 4/26/13		600	600,572
5.75%, 6/15/15		460	457,125
SVB Financial Group, 5.38%, 9/15/20		550	566,873
			8,515,381

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	USD	2,200	$2,285,296
6.75%, 4/06/21		550	552,640
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)		169	167,310
Clean Harbors, Inc., 7.63%, 8/15/16		306	325,125
Corrections Corp. of America, 7.75%, 6/01/17		775	841,844
Mobile Mini, Inc., 7.88%, 12/01/20		65	67,762
			4,239,977
Communications Equipment — 1.1%
Avaya, Inc.:
9.75%, 11/01/15		200	203,500
7.00%, 4/01/19 (a)		125	120,937
Brocade Communications Systems, Inc., 6.88%, 1/15/20		700	760,375
EH Holding Corp., 6.50%, 6/15/19 (a)		100	102,875
			1,187,687
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		200	205,163
Consumer Finance — 4.1%
American Express Credit Corp., 2.75%, 9/15/15 (c)		1,400	1,419,058
Capital One Bank USA NA, 8.80%, 7/15/19		775	974,751
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		370	405,150
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		520	551,850
SLM Corp., 6.25%, 1/25/16		1,180	1,234,754
			4,585,563
Containers & Packaging — 1.5%
Ball Corp.:
7.13%, 9/01/16		400	438,500
6.75%, 9/15/20		505	540,350
Bemis Co., Inc., 6.80%, 8/01/19		200	238,100
Crown Americas LLC, 6.25%, 2/01/21 (a)		200	204,500
Graphic Packaging International, Inc., 9.50%, 6/15/17		155	171,662
Rock-Tenn Co., 9.25%, 3/15/16		75	81,094
			1,674,206
Diversified Financial Services — 13.4%
Ally Financial, Inc.:
4.50%, 2/11/14		225	223,875
8.30%, 2/12/15		390	427,050
8.00%, 11/01/31		460	492,775

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America Corp.:
5.30%, 3/15/17	USD	855	$883,088
5.00%, 5/13/21		2,325	2,301,278
Citigroup, Inc.:
4.59%, 12/15/15		225	240,094
3.95%, 6/15/16		300	311,772
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		530	479,650
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		250	260,153
General Electric Capital Corp., 5.30%, 2/11/21 (c)		1,125	1,199,184
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)		290	295,800
ING Bank NV, 5.00%, 6/09/21 (a)		550	563,599
Intesa Sanpaolo SpA:
2.38%, 12/21/12		800	773,593
6.50%, 2/24/21 (a)		200	206,993
JPMorgan Chase & Co., 3.15%, 7/05/16		950	960,018
Moody’s Corp., 6.06%, 9/07/17		2,500	2,630,370
Morgan Stanley, 5.50%, 7/28/21		390	401,993
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19		100	101,125
6.88%, 2/15/21		155	148,800
8.25%, 2/15/21		190	175,275
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		50	53,062
ZFS Finance, Trust II, 6.45%, 12/15/65 (a)(b)		1,800	1,827,000
			14,956,547
Diversified Telecommunication Services — 5.1%
AT&T, Inc., 6.30%, 1/15/38		1,000	1,106,752
Level 3 Financing, Inc.:
8.75%, 2/15/17		205	208,588
10.00%, 2/01/18		40	43,100
8.13%, 7/01/19 (a)		788	793,910
Qwest Corp., 8.38%, 5/01/16		390	462,150
Telecom Italia Capital SA, 6.18%, 6/18/14		225	234,427
Telefonica Emisiones SAU, 5.46%, 2/16/21		310	310,884
Verizon Communications, Inc.:
1.95%, 3/28/14 (c)		875	897,167
7.35%, 4/01/39		925	1,173,405
Windstream Corp., 7.88%, 11/01/17		400	427,500
			5,657,883
Electric Utilities — 1.1%
Progress Energy, Inc., 7.00%, 10/30/31		1,000	1,214,044
Electronic Equipment, Instruments & Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18		200	229,500

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components (concluded)
NXP BV, 3.00%, 10/15/13 (b)	USD	700	$699,562
			929,062
Energy Equipment & Services — 1.2%
Ensco Plc, 4.70%, 3/15/21		460	483,115
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		250	260,625
Key Energy Services, Inc., 6.75%, 3/01/21		175	180,688
MEG Energy Corp., 6.50%, 3/15/21 (a)		225	234,000
Oil States International, Inc., 6.50%, 6/01/19 (a)		120	122,400
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		45	46,125
			1,326,953
Food & Staples Retailing — 2.6%
CVS Caremark Corp., 6.30%, 6/01/62 (b)		800	780,000
Wal-Mart Stores, Inc., 6.20%, 4/15/38		1,825	2,152,602
			2,932,602
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		100	102,875
JBS USA LLC, 7.25%, 6/01/21 (a)		35	34,563
Kraft Foods, Inc.:
6.50%, 8/11/17		385	462,539
6.13%, 8/23/18		390	460,908
Smithfield Foods, Inc., 10.00%, 7/15/14		86	100,512
			1,161,397
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		115	115,000
Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		500	567,500
Teleflex, Inc., 6.88%, 6/01/19		115	118,450
			685,950
Health Care Providers & Services — 3.8%
Aetna, Inc., 6.75%, 12/15/37		800	960,202
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)(b)		105	106,969
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		120	117,000
HCA, Inc.:
8.50%, 4/15/19		125	137,813
6.50%, 2/15/20 (f)		460	466,900
7.25%, 9/15/20		195	205,725
7.50%, 2/15/22 (f)		540	548,100

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
10.00%, 5/01/18	USD	350	$398,125
8.88%, 7/01/19		250	276,250
UnitedHealth Group, Inc., 6.88%, 2/15/38		800	968,322
			4,185,406
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)		365	336,713
IT Services — 0.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		260	249,600
First Data Corp. (a):
7.38%, 6/15/19		170	171,275
12.63%, 1/15/21		325	344,500
			765,375
Independent Power Producers & Energy Traders — 0.8%
AES Corp.:
9.75%, 4/15/16		235	269,075
7.38%, 7/01/21 (a)		100	103,500
Calpine Corp., 7.25%, 10/15/17 (a)		100	102,500
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		345	364,025
			839,100
Insurance — 8.9%
Ace Capital Trust II, 9.70%, 4/01/30		500	665,707
Aon Corp., 5.00%, 9/30/20		1,600	1,696,021
American International Group, Inc.:
6.40%, 12/15/20 (c)		410	449,815
8.18%, 5/15/68 (b)		225	245,250
The Allstate Corp., 7.45%, 5/16/19 (b)		900	1,102,996
The Dai-ichi Life Insurance Co. Ltd. 7.25% (a)(b)(e)		138	145,654
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		700	692,060
Genworth Financial, Inc., 7.63%, 9/24/21		225	214,875
Great-West Life & Annuity Insurance Co., 7.15%, 5/16/46 (a)(b)		500	508,750
Lincoln National Corp., 6.25%, 2/15/20		800	910,861
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		110	110,275
Manulife Financial Corp., 4.90%, 9/17/20		1,000	1,025,618
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)		900	988,243

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Principal Financial Group, Inc., 8.88%, 5/15/19	USD	225	$291,777
Prudential Financial, Inc., 6.63%, 12/01/37		800	898,169
			9,946,071
Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		865	967,719
INC Research LLC, 11.50%, 7/15/19 (a)		165	165,000
Life Technologies Corp., 6.00%, 3/01/20		1,000	1,125,192
			2,257,911
Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		800	962,013
Navistar International Corp., 8.25%, 11/01/21		230	250,125
			1,212,138
Media — 9.1%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		195	205,237
CCH II LLC, 13.50%, 11/30/16		541	638,380
CSC Holdings LLC:
8.50%, 6/15/15		400	432,000
8.63%, 2/15/19		275	314,875
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		375	320,625
Comcast Corp., 6.30%, 11/15/17		800	947,199
Cox Communications, Inc., 8.38%, 3/01/39 (a)		800	1,100,358
DIRECTV Holdings, LLC, 5.00%, 3/01/21		600	640,295
DISH DBS Corp., 7.00%, 10/01/13		450	484,875
Gannett Co., Inc., 9.38%, 11/15/17		450	500,625
Intelsat Bermuda Ltd.:
11.25%, 2/04/17		80	85,600
11.50%, 2/04/17 (a)(d)		60	64,500
11.50%, 2/04/17 (d)		70	75,250
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		230	236,900
News America, Inc., 6.15%, 3/01/37		950	953,970
Time Warner Cable, Inc., 6.75%, 6/15/39		925	1,060,151
Time Warner, Inc., 7.70%, 5/01/32		950	1,189,168
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		240	258,000

Corporate Bonds	Par (000)		Value
Media (concluded)
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	600	$660,000
			10,168,008
Metals & Mining — 2.5%
Alcoa, Inc., 5.40%, 4/15/21		580	602,909
Barrick Gold Corp., 2.90%, 5/30/16 (a)		275	283,278
Barrick North America Finance LLC, 5.70%, 5/30/41 (a)		300	308,408
Freeport-McMoRan Corp., 7.13%, 11/01/27		700	770,386
JMC Steel Group, 8.25%, 3/15/18 (a)		40	41,500
Novelis, Inc., 8.75%, 12/15/20		240	267,000
Teck Resources Ltd., 10.75%, 5/15/19		400	509,000
United States Steel Corp., 7.38%, 4/01/20		40	41,550
			2,824,031
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		750	857,713
6.50%, 5/01/18		775	911,359
			1,769,072
Multiline Retail — 0.6%
JC Penney Co., Inc., 5.65%, 6/01/20		700	693,000
Oil, Gas & Consumable Fuels — 10.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		80	82,500
6.25%, 6/01/21		175	181,125
Anadarko Petroleum Corp.:
5.95%, 9/15/16		244	281,299
6.38%, 9/15/17		10	11,788
Arch Coal, Inc. (a):
7.00%, 6/15/19		50	52,375
7.25%, 6/15/21		165	173,250
BP Capital Markets Plc:
3.88%, 3/10/15 (c)		350	376,642
3.20%, 3/11/16		425	445,644
Buckeye Partners LP, 4.88%, 2/01/21		225	235,838
Chesapeake Energy Corp., 6.13%, 2/15/21		770	804,650
Consol Energy, Inc., 6.38%, 3/01/21 (a)		195	196,950
Copano Energy LLC, 7.13%, 4/01/21		130	133,250
Denbury Resources, Inc., 6.38%, 8/15/21		135	139,050
Enbridge Energy Partners LP, 9.88%, 3/01/19		475	640,905

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (b)	USD	240	$242,100
Enterprise Products Operating LLC, 6.65%, 4/15/18 (b)		1,000	1,183,160
Forest Oil Corp.:
8.50%, 2/15/14		45	48,938
7.25%, 6/15/19		75	78,000
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)		165	170,363
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		1,000	1,194,485
Linn Energy LLC, 7.75%, 2/01/21 (a)		245	260,925
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)		325	338,410
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		280	295,120
ONEOK Partners LP, 8.63%, 3/01/19		800	1,039,598
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		90	92,700
Petrobras International Finance Co., 3.88%, 1/27/16		875	907,337
Petrohawk Energy Corp.:
10.50%, 8/01/14		145	164,938
6.25%, 6/01/19 (a)		165	191,194
Plains Exploration & Production Co.:
7.75%, 6/15/15		185	191,937
10.00%, 3/01/16		95	107,350
Precision Drilling Corp., 6.50%, 12/15/21 (a)		60	61,200
Premier Oil, 5.00%, 5/10/18		825	847,687
Range Resources Corp., 6.75%, 8/01/20		200	218,500
SM Energy Co., 6.63%, 2/15/19 (a)		115	118,450
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		170	178,500
Western Gas Partners LP, 5.38%, 6/01/21		350	372,655
			12,058,813
Paper & Forest Products — 2.6%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		785	893,510
International Paper Co.:
7.50%, 8/15/21		775	946,783
7.30%, 11/15/39		800	919,306
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		80	82,000
Verso Paper Holdings LLC, 11.50%, 7/01/14		85	90,312
			2,931,911
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co., 5.88%, 11/15/36		892	1,028,028

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Capsugel Finance Co SCA, 9.88%, 8/01/19 (a)(f)	EUR	100	$146,205
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (c)	USD	1,690	2,045,894
Merck & Co., Inc.:
6.50%, 12/01/33		475	584,326
6.55%, 9/15/37		1,504	1,860,355
Pfizer, Inc., 7.20%, 3/15/39		2,500	3,319,942
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		65	63,700
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		490	569,959
			9,618,409
Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20		800	914,933
Developers Diversified Realty Corp.:
4.75%, 4/15/18		155	157,177
7.88%, 9/01/20		175	207,088
ERP Operating LP, 5.75%, 6/15/17		800	906,598
HCP, Inc., 5.38%, 2/01/21		250	267,688
UDR, Inc., 4.25%, 6/01/18		350	355,475
Ventas Realty LP, 4.75%, 6/01/21		270	274,153
			3,083,112
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		140	137,900
Shea Homes LP, 8.63%, 5/15/19 (a)		60	59,850
			197,750
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		155	159,844
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		40	42,000
The Hertz Corp., 6.75%, 4/15/19 (a)		207	207,000
Norfolk Southern Corp., 6.00%, 3/15/05		1,200	1,233,264
			1,642,108
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		190	199,975
KLA-Tencor Corp., 6.90%, 5/01/18		461	530,401
			730,376
Specialty Retail — 1.2%
Academy Ltd., 9.25%, 8/01/19 (a)(f)		160	162,400
AutoNation, Inc., 6.75%, 4/15/18		445	478,375

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Best Buy Co., Inc., 5.50%, 3/15/21	USD	350	$352,496
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)		110	103,400
Limited Brands, Inc., 7.00%, 5/01/20		230	244,375
			1,341,046
Tobacco — 1.4%
Altria Group, Inc.:
9.25%, 8/06/19		115	153,472
10.20%, 2/06/39		937	1,400,482
			1,553,954
Wireless Telecommunication Services — 2.5%
American Tower Corp., 4.50%, 1/15/18		450	468,358
Cricket Communications, Inc., 7.75%, 5/15/16		155	165,269
Crown Castle Towers LLC (a):
5.50%, 1/15/37		275	300,598
6.11%, 1/15/40		300	335,015
Digicel Group Ltd., 8.25%, 9/01/17 (a)		125	129,712
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19		50	50,625
7.50%, 4/01/21		140	142,100
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		195	195,853
SBA Tower Trust, 5.10%, 4/15/17 (a)		1,000	1,037,500
			2,825,030
Total Corporate Bonds – 117.3%			130,628,494

Preferred Securities
Capital Trusts
Capital Markets — 5.1%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)		500	525,000
State Street Capital Trust III, 5.24% (b)(e)		725	724,761
State Street Capital Trust IV, 1.25%, 6/01/67 (b)		4,740	3,893,962
UBS Preferred Funding Trust V, 6.50%, 5/15/57		500	490,000
			5,633,723

Capital Trusts	Par (000)		Value
Commercial Banks — 2.3%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(e)	USD	800	$732,000
Barclays Bank Plc (a)(b)(e):
5.93% (c)		425	378,250
7.43%,		150	150,375
M&T Capital Trust II, 8.28%, 6/01/27		910	934,962
National City Preferred Capital Trust I, 12.00% (b)(e)		300	327,675
			2,523,262
Diversified Financial Services — 2.5%
ING Capital Funding Trust III, 3.85% (b)(e)		400	374,138
JPMorgan Chase Capital XXIII, 1.26%, 5/15/77 (b)		3,085	2,409,937
			2,784,075
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)		500	492,750
Insurance — 4.3%
AXA SA, 6.38% (a)(b)(e)		1,000	840,000
Chubb Corp., 6.38%, 3/29/67 (b)(c)		500	516,250
Farmers Exchange Capital, 7.05%, 7/15/28 (a)		500	528,070
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		500	661,250
Lincoln National Corp., 7.00%, 5/17/66 (b)		500	505,000
MetLife, Inc., 6.40%, 12/15/66		500	495,518
Reinsurance Group of America, 6.75%, 12/15/65 (b)		700	679,962
Swiss Re Capital I LP, 6.85% (a)(b)(e)		450	441,192
ZFS Finance (USA) Trust IV, 5.88%, 5/09/62 (a)(b)		146	147,260
			4,814,502
Multi-Utilities — 0.9%
Dominion Resources Capital Trust I, 7.83%, 12/01/27		500	514,698
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		500	529,000
			1,043,698
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		825	897,187
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		500	512,152
			1,409,339
Total Capital Trusts – 16.8%			18,701,349

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)	USD	1,000	$144,000
Commercial Banks — 0.9%
SG Preferred Capital II, 6.30% (a)		1,000	984,062
Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.83% (a)		440	399,740
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (g)		3,000	7,140
Freddie Mac, Series Z, 8.38% (g)		3,000	8,700
			15,840
Wireless Telecommunication Services — 2.8%
Centaur Funding Corp., 9.08% (a)		2,720	3,173,900
Total Preferred Stocks – 4.2%			4,717,542

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		441	452,193
Total Trust Preferreds – 0.4%			452,193
Total Preferred Securities – 21.4%			23,871,084

Taxable Municipal Bonds	Par (000)
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	USD	800	899,560
State of California, GO, Build America Bonds, 7.35%, 11/01/39		205	247,884
Total Taxable Municipal Bonds – 1.0%			1,147,444

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 10/09/19 (h)		390	281,909
Total U.S. Government Sponsored Agency Securities – 0.2%			281,909

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Note, 4.75%, 2/15/41	USD	630	$697,823
Total U.S. Treasury Obligations – 0.6%			697,823
Total Long-Term Investments (Cost – $150,567,482) – 141.5%			157,691,068

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (i)(j)		1,196	1,196
Total Short-Term Securities (Cost – $1,196) – 0.0%			1,196

Options Purchased	Contracts
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250, Expires 9/17/11, Broker Credit Suisse International		28	73,080
Total Options Purchased (Cost – $135,240) – 0.1%			73,080
Total Investments Before Outstanding Options Written (Cost – $150,703,918*) – 141.6%			157,765,344

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.1)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	1,800	(142,966)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		1,800	(18,758)
Sold credit default protection on Dow Jones CDX North America Investment Grade Series 16, Strike Price USD 120, Expires 09/21/11, Broker Credit Suisse International		35,000	(53,090)
			(71,848)
Total Options Written (Premiums Received – $255,600) – (0.2)%			(214,814)

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Value
Total Investments, Net of Options Written – 141.4%	157,550,530
Liabilities in Excess of Other Assets – (41.4)%	(46,149,883)
Net Assets – 100.0%	$111,400,647

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$150,801,960
Gross unrealized appreciation	$8,083,936
Gross unrealized depreciation	(1,120,552)
Net unrealized appreciation	$6,963,384

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities	$162,400	$1,275
Barclays Capital, Inc.	$146,205	$3,950
Credit Suisse Securities (USA), Inc.	$1,015,000	$15,000

(g)	Non-income producing security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July, 31 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,884,098	(5,882,902)	1,196	$1,797

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA), LLC	0.35%	4/12/11	Open	$363,673	$363,281
Credit Suisse Securities (USA), LLC	0.35%	4/12/11	Open	678,356	677,625
UBS Securities LLC	0.37%	4/13/11	Open	519,512	518,925
UBS Securities LLC	0.37%	4/13/11	Open	292,230	291,900
UBS Securities LLC	0.40%	4/13/11	Open	488,346	487,750
Barclays Capital, Inc.	0.35%	4/14/11	Open	358,693	358,313
Barclays Capital, Inc.	0.35%	4/14/11	Open	313,144	312,813
UBS Securities LLC	0.38%	4/18/11	Open	1,918,374	1,916,250
Deutsche Bank NA	0.35%	4/21/11	Open	644,451	643,813
UBS Securities LLC	0.35%	4/29/11	Open	350,320	350,000
UBS Securities LLC	0.35%	4/29/11	Open	408,373	408,000
Deutsche Bank NA	0.35%	5/10/11	Open	440,905	440,550
UBS Securities LLC	0.38%	5/17/11	Open	1,591,676	1,590,400
UBS Securities LLC	0.38%	5/17/11	Open	2,221,781	2,220,000
UBS Securities LLC	0.38%	5/17/11	Open	1,737,310	1,735,917
UBS Securities LLC	0.38%	5/17/11	Open	1,883,832	1,882,322
UBS Securities LLC	0.38%	5/17/11	Open	3,059,953	3,057,500
UBS Securities LLC	0.38%	5/17/11	Open	930,626	929,880
Credit Suisse Securities (USA), Inc.	0.40%	5/18/11	Open	1,039,960	1,039,094
UBS Securities LLC	0.38%	5/18/11	Open	904,716	904,000
UBS Securities LLC	0.38%	5/18/11	Open	1,060,839	1,060,000
UBS Securities LLC	0.38%	5/18/11	Open	904,716	904,000
UBS Securities LLC	0.38%	5/18/11	Open	1,110,879	1,110,000
UBS Securities LLC	0.38%	5/19/11	Open	872,681	872,000
Credit Suisse Securities (USA), Inc.	0.40%	5/20/11	Open	783,448	782,813
Credit Suisse Securities (USA), Inc.	0.40%	5/20/11	Open	514,167	513,750
Credit Suisse Securities (USA), LLC	0.35%	5/27/11	Open	2,207,259	2,205,844
UBS Securities LLC	0.38%	5/31/11	Open	829,668	829,125
UBS Securities LLC	0.35%	6/09/11	Open	1,058,045	1,057,500
UBS Securities LLC	0.35%	6/09/11	Open	1,167,601	1,167,000
UBS Securities LLC	0.38%	6/10/11	Open	872,479	872,000
UBS Securities LLC	0.38%	6/10/11	Open	968,031	967,500
UBS Securities LLC	0.38%	6/10/11	Open	541,797	541,500
UBS Securities LLC	0.38%	6/14/11	Open	1,010,312	1,009,800
UBS Securities LLC	0.38%	6/14/11	Open	1,125,570	1,125,000
Credit Suisse Securities (USA), Inc.	0.40%	6/15/11	Open	1,015,093	1,014,563
UBS Securities LLC	0.38%	6/15/11	Open	1,032,137	1,031,625
UBS Securities LLC	0.37%	6/22/11	Open	846,910	846,562
UBS Securities LLC	0.37%	6/27/11	Open	957,014	956,670
Deutsche Bank NA	0.35%	6/29/11	Open	912,293	912,000
Deutsche Bank Securities, Inc.	0.35%	6/29/11	Open	294,094	294,000
Deutsche Bank Securities, Inc.	0.35%	6/30/11	Open	323,476	323,375
Deutsche Bank NA	0.35%	7/01/11	Open	536,712	536,550
Credit Suisse Securities (USA), LLC	0.35%	7/05/11	Open	1,288,963	1,288,625

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA), LLC	0.35%	7/11/11	Open	861,589	861,413
UBS Securities LLC	0.32%	7/12/11	Open	525,618	525,525
UBS Securities LLC	0.28%	7/13/11	Open	196,029	196,000
Credit Suisse Securities (USA), LLC	0.35%	7/18/11	Open	415,695	415,638
Deutsche Bank Securities, Inc.	0.35%	7/21/11	Open	752,080	752,000
Deutsche Bank Securities, Inc.	0.35%	7/21/11	Open	1,372,147	1,372,000
Deutsche Bank Securities, Inc.	0.35%	7/21/11	Open	230,650	230,625
Deutsche Bank Securities, Inc.	0.17%	7/29/11	Open	700,885	700,875
Total				$47,435,106	$47,404,207

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
91	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$19,971,235	$41,656

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
53	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$6,274,785	$(161,817)
211	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	25,885,392	(634,670)
27	30-Year U.S. Treasury Bond	Chicago Board of Trade	September 2011	3,360,745	(98,630)
10	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2011	1,282,356	(37,019)
					$(932,136)

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	96,000	USD	137,988	Deutsche Bank AG London	8/01/11	$(45)
EUR	1,000	USD	1,438	Citibank NA	8/03/11	(1)
USD	1,435	EUR	1,000	Citibank NA	10/26/11	1
USD	137,669	EUR	96,000	Deutsche Bank AG London	10/26/11	12
Total						$(33)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Computer Sciences Corp.	1.00%	JPMorgan Chase & Co.	6/20/16	$310	$1,763
Republic of Finland	1.00%	Deutsche Bank AG	6/20/16	1,725	13,264
Republic of Finland	0.25%	Royal Bank of Scotland Plc	6/20/16	1,400	10,769
Arrow Electronics, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	335	465
Goldman Sachs Group, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	2,075	3,264
Total					$29,525

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[2]	Notional Amount (000)[3]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	650	$(76)
Citigroup, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A	2,075	(6,372)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	200	1,665
Total						$(4,783)

[2]	Using Standard & Poor’s rating.

[3]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.25% (a)	3-month LIBOR	Citibank NA	3/30/13	$13,900	$(99,461)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/21/13	$7,000	(9,064)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/22/13	$6,400	(7,244)
0.25% (a)	3-month LIBOR	Citibank NA	4/14/41	$400	(39,254)
0.25% (a)	3-month LIBOR	Goldman Sachs International	4/14/41	$600	(62,822)
0.28% (a)	3-month LIBOR	Deutsche Bank AG	4/15/41	$700	(70,315)
0.26% (a)	3-month LIBOR	Citibank NA	5/19/41	$300	(8,646)
0.25% (a)	3-month LIBOR	Citibank NA	7/21/41	$2,000	(46,533)
3.97% (b)	3-month LIBOR	Citibank NA	7/25/41	$800	23,781
Total					$(319,558)

(a)	Pays a fixed interest rate and receives floating rate.

(b)	Pays a floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$528,064	$536,250	$1,064,314
Corporate Bonds	—	130,628,494	—	130,628,494
Preferred Securities	$468,033	23,403,051	—	23,871,084
Taxable Municipal Bonds	—	1,147,444	—	1,147,444
U.S.Government Sponsored Agency Securities	—	281,909	—	281,909
U.S. Treasury Obligations	—	697,823	—	697,823
Short-term Securities	1,196	—	—	1,196
Total	$469,229	$156,686,785	$536,250	$157,692,264

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$73,080	—	—	$73,080
Credit contracts	—	31,190	—	31,190
Foreign currency exchange contracts	—	13	—	13
Interest rate contracts	$41,656	23,781	—	65,437
Liabilities:
Credit contracts	—	(59,462)	$(76)	(59,538)
Foreign currency exchange contracts	—	(46)	—	(46)
Interest rate contracts	(932,136)	(505,063)	—	(1,437,199)
Total	$(817,400)	$(509,587)	$(76)	$(1,327,063)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options. Financial futures contracts, foreign currency exchange contracts, and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2011	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: September 26, 2011